Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment drillship drilling_unit submersible_rig jack_up_rig	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of business segments	1
Total operating revenues	$ 1,263.7	$ 1,324.3	$ 1,044.7
Number of offshore drilling units owned by Company	3
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	1,056.8	1,121.7	815.2
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	148.9	176.4	229.5
Number of offshore drilling units owned by Company	1	1
RUSSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	58.0	0	0
IRELAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	0	26.2	0
Drilling units
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	2,923.5	2,377.8
Drilling units | UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	$ 671.9	$ 698.0